FINANCIAL INSTRUMENTS (Summary of maturity) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
IfrsStatementLineItems [Line Items]
Due to related companies	$ 898	¥ 5,710		¥ 79,459	¥ 75,306
Due to the Shareholder	1	¥ 7		174
Total [Member]
IfrsStatementLineItems [Line Items]
Trade payables	3,321			21,118		¥ 28,621
Financial liabilities in other payables and accruals	929			5,903		4,605
Due to related companies	898			5,710		79,459
Due to the Shareholder	2,211			14,050		7,149
Lease liabilities						3,713
Interest-bearing loans and borrowings						120,850
Total						244,397
Derivative financial liabilities	269			1,710
Lease liabilities	378			2,401
Interest-bearing loans and borrowings	17,907			113,813
Total	25,913			164,705
On demand [member]
IfrsStatementLineItems [Line Items]
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities
Interest-bearing loans and borrowings
Total
Derivative financial liabilities	269			1,710
Lease liabilities
Interest-bearing loans and borrowings
Total	$ 269			1,710
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables			$ 3,321	21,118		28,621
Financial liabilities in other payables and accruals			929	5,903		4,605
Due to related companies			898	5,710		79,459
Due to the Shareholder			2,211	14,050		7,149
Lease liabilities						1,421
Interest-bearing loans and borrowings						7,036
Total						128,291
Derivative financial liabilities
Lease liabilities			165	1,047
Interest-bearing loans and borrowings			1,083	6,882
Total			8,607	54,710
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities						2,292
Interest-bearing loans and borrowings						28,528
Total						30,820
Derivative financial liabilities
Lease liabilities			213	1,354
Interest-bearing loans and borrowings			4,530	28,792
Total			4,743	30,146
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Financial liabilities in other payables and accruals
Due to related companies
Due to the Shareholder
Lease liabilities
Interest-bearing loans and borrowings						85,286
Total						¥ 85,286
Derivative financial liabilities
Lease liabilities
Interest-bearing loans and borrowings			12,294	78,139
Total			$ 12,294	¥ 78,139